Calvert
Ultra-Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 16.3%

Security	Principal Amount (000's omitted)	Value
Ally Bank Auto Credit-Linked Notes:
Series 2024-A, Class A2, 5.681%, 5/17/32(1)	$1,186	$ 1,207,249
Series 2024-A, Class B, 5.827%, 5/17/32(1)	2,016	2,050,957
Series 2024-A, Class C, 6.022%, 5/17/32(1)	1,046	1,064,495
Series 2025-B, Class A2, 4.305%, 9/15/33(1)	1,544	1,548,251
Series 2025-B, Class B, 4.501%, 9/15/33(1)	1,902	1,909,876
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	1,942	1,958,539
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	40	40,538
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)	336	336,736
BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35(1)	824	826,496
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.05%, 3/15/29(1)	673	676,057
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	2,747	2,769,230
Chesapeake Funding II LLC:
Series 2023-2A, Class A1, 6.16%, 10/15/35(1)	325	328,433
Series 2024-1A, Class A2, 4.754%, (30-day SOFR Average + 0.77%), 5/15/36(1)(2)	1,605	1,606,779
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	1,219	1,223,292
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,984	2,269,376
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	2,065	2,030,324
Crossroads Asset Trust, Series 2025-A, Class A2, 4.91%, 2/20/32(1)	2,256	2,274,137
DB Master Finance LLC, Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	4,118	4,041,553
DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(1)	728	729,138
Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	2,890	2,803,608
Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(1)	947	951,008
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	1,335	1,345,179
FIGRE Trust, Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(3)	1,287	1,297,721
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	310	311,348
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	1,113	1,120,208
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.424%, (30-day SOFR Average + 1.55%), 10/25/55(1)(2)	1,504	1,509,012
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	264	261,254
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%, 2/15/52(1)	1,724	1,699,914
Security	Principal Amount (000's omitted)	Value
JP Morgan Mortgage Trust, Series 2025-HE3, Class A1, 5.268%, (30-day SOFR Average + 1.35%), 3/20/56(1)(2)	$1,196	$ 1,200,914
Lendbuzz Securitization Trust:
Series 2023-2A, Class A2, 7.09%, 10/16/28(1)	240	243,524
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)	2,595	2,642,339
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	1,475	1,483,218
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	2,101	2,102,087
Marlette Funding Trust, Series 2024-1A, Class C, 6.34%, 7/17/34(1)	1,840	1,864,346
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,701	2,716,306
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(1)	868	875,809
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	58	56,872
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30(1)	672	675,195
Newtek Small Business Loan Trust, Series 2023-1, Class A, 6.25%, (U.S. (Fed) Prime Rate - 0.50%), 7/25/50(1)(2)	1,963	1,983,150
OBX Trust, Series 2025-HE1, Class A1, 5.474%, (30-day SOFR Average + 1.60%), 2/25/55(1)(2)	2,864	2,884,771
Octane Receivables Trust:
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	0(4)	445
Series 2024-2A, Class A2, 5.80%, 7/20/32(1)	1,764	1,778,975
Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	402	404,470
OneMain Financial Issuance Trust:
Series 2021-1A, Class B, 1.95%, 6/16/36(1)	1,115	1,056,871
Series 2022-2A, Class B, 5.24%, 10/14/34(1)	3,450	3,461,983
Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29(1)	825	825,214
Oportun Issuance Trust, Series 2021-B, Class B, 1.96%, 5/8/31(1)	99	97,676
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	1,988	1,988,566
Pagaya AI Debt Grantor Trust, Series 2024-9, Class A, 5.065%, 3/15/32(1)	1,175	1,178,075
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	859	866,196
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	975	977,028
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.092%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	3,137	3,131,766
RCKT Trust, Series 2025-2A, Class A, 4.48%, 11/27/34(1)	2,562	2,564,728
Reach ABS Trust:
Series 2024-2A, Class A, 5.88%, 7/15/31(1)	389	391,030
Series 2025-1A, Class A, 4.96%, 8/16/32(1)	275	275,608
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.554%, (1 mo. SOFR + 1.60%), 10/25/55(1)(2)	1,976	1,980,887
Santander Bank Auto Credit-Linked Notes:
Series 2023-A, Class F, 13.752%, 6/15/33(1)	1,350	1,407,868
Series 2025-A, Class B, 4.484%, 1/16/34(1)	988	991,426
Servpro Master Issuer LLC, Series 2021-1A, Class A2, 2.394%, 4/25/51(1)	1,418	1,342,681

Calvert
Ultra-Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SoFi Consumer Loan Program Trust:
Series 2025-1, Class A, 4.80%, 2/27/34(1)	$1,953	$ 1,960,707
Series 2025-2, Class A, 4.82%, 6/25/34(1)	762	766,337
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	925	874,431
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	4,719	4,684,701
Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.946%, 8/25/51(1)	538	524,828
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A2, 4.14%, 6/20/28(1)	3,355	3,362,672
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 4/15/29(1)	3,459	3,481,083
Towd Point Mortgage Trust, Series 2025-HE2, Class A1A, 5.224%, (30-day SOFR Average + 1.35%), 9/25/65(1)(2)	2,187	2,192,105
Tricolor Auto Securitization Trust:
Series 2024-2A, Class A, 6.36%, 12/15/27(1)	396	381,239
Series 2024-3A, Class A, 5.22%, 6/15/28(1)	1,310	1,201,639
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)	2,400	2,404,782
Verdant Receivables LLC, Series 2025-1A, Class A2, 4.85%, 3/13/28(1)	3,835	3,853,841
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, 5/17/27(1)	488	488,726
Wingspire Equipment Finance LLC:
Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	1,011	1,016,840
Series 2025-1A, Class A2, 4.33%, 9/20/33(1)	1,130	1,132,576
Total Asset-Backed Securities (identified cost $111,312,892)		$111,967,239

Collateralized Mortgage Obligations — 11.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 406, Class F12, 5.174%, (30-day SOFR Average + 1.30%), 10/25/53(2)	$1,019	$ 1,027,435
Series 5370, Class FB, 5.274%, (30-day SOFR Average + 1.40%), 1/25/54(2)	1,992	2,010,649
Series 5397, Class FE, 5.134%, (30-day SOFR Average + 1.26%), 4/25/54(2)	1,850	1,865,632
Series 5410, Class FD, 5.124%, (30-day SOFR Average + 1.25%), 5/25/54(2)	3,047	3,070,072
Series 5410, Class FE, 4.974%, (30-day SOFR Average + 1.10%), 5/25/54(2)	2,065	2,078,931
Series 5460, Class FA, 4.924%, (30-day SOFR Average + 1.05%), 10/25/54(2)	1,743	1,749,113
Series 5461, Class FA, 4.824%, (30-day SOFR Average + 0.95%), 10/25/54(2)	2,339	2,344,544
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(2)	3,867	3,892,319
Series 5499, Class FQ, 5.024%, (30-day SOFR Average + 1.15%), 2/25/55(2)	3,180	3,196,639
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5513, Class FA, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(2)	$1,936	$ 1,941,989
Series 5529, Class AF, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(2)	2,573	2,581,447
Series 5556, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 7/25/55(2)	2,353	2,360,161
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 5.174%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	900	903,961
Series 2022-HQA1, Class M1A, 5.974%, (30-day SOFR Average + 2.10%), 3/25/42(1)(2)	275	276,711
Series 2024-DNA1, Class M1, 5.224%, (30-day SOFR Average + 1.35%), 2/25/44(1)(2)	1,603	1,610,413
Series 2024-HQA1, Class A1, 5.124%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	5,062	5,090,942
Federal National Mortgage Association:
Series 2006-46, Class FG, 4.239%, (30-day SOFR Average + 0.364%), 6/25/36(2)	539	536,127
Series 2024-33, Class KF, 4.824%, (30-day SOFR Average + 0.95%), 1/25/54(2)	1,239	1,244,893
Series 2024-36, Class FB, 5.024%, (30-day SOFR Average + 1.15%), 6/25/54(2)	1,481	1,490,717
Series 2024-84, Class JF, 5.344%, (30-day SOFR Average + 1.47%), 11/25/54(2)	2,275	2,292,527
Series 2025-31, Class FB, 5.024%, (30-day SOFR Average + 1.15%), 6/25/54(2)	777	779,618
Series 2025-63, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 8/25/55(2)	3,100	3,111,647
Series 2025-75, Class FA, 4.924%, (30-day SOFR Average + 1.05%), 9/25/55(2)	2,798	2,804,336
Series 2025-109, Class FC, 5.072%, (30-day SOFR Average + 1.00%), 11/25/54(2)	1,954	1,954,978
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,212	1,235,040
Series 2022-R01, Class 1M1, 4.874%, (30-day SOFR Average + 1.00%), 12/25/41(1)(2)	273	274,003
Series 2025-R05, Class 2A1, 4.874%, (30-day SOFR Average + 1.00%), 7/25/45(1)(2)	1,867	1,872,558
Government National Mortgage Association:
Series 2011-44, Class KF, 4.248%, (1 mo. SOFR + 0.514%), 3/20/41(2)	891	886,253
Series 2023-101, Class FM, 4.818%, (30-day SOFR Average + 0.90%), 7/20/53(2)	2,981	2,986,759
Series 2023-116, Class DF, 5.018%, (30-day SOFR Average + 1.10%), 8/20/53(2)	1,452	1,459,229
Series 2023-149, Class NF, 4.968%, (30-day SOFR Average + 1.05%), 10/20/53(2)	994	998,278
Series 2024-30, Class LF, 4.918%, (30-day SOFR Average + 1.00%), 2/20/54(2)	943	945,260
Series 2024-43, Class FB, 4.868%, (30-day SOFR Average + 0.95%), 3/20/54(2)	1,213	1,215,377
Series 2024-146, Class FE, 4.918%, (30-day SOFR Average + 1.00%), 9/20/64(2)	2,239	2,247,693
Series 2024-177, Class FB, 4.968%, (30-day SOFR Average + 1.05%), 10/20/54(2)	684	685,300

Calvert
Ultra-Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-197, Class GF, 4.918%, (30-day SOFR Average + 1.00%), 12/20/54(2)	$1,134	$ 1,137,388
Series 2025-2, Class FB, 4.968%, (30-day SOFR Average + 1.05%), 12/20/54(2)	2,483	2,495,393
Series 2025-134, Class FL, 4.918%, (30-day SOFR Average + 1.00%), 6/20/55(2)	609	610,123
Series 2025-139, Class FE, 5.018%, (30-day SOFR Average + 1.10%), 8/20/65(2)	1,679	1,684,978
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 5.618%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	1,577	1,583,848
Series 2023-HE3, Class A1, 5.518%, (30-day SOFR Average + 1.60%), 5/20/54(1)(2)	1,566	1,571,809
Series 2024-HE2, Class A1, 5.118%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	847	847,936
Oceanview Mortgage Trust, Series 2025-3, Class AF1, 4.815%, (30-day SOFR Average + 0.95%), 5/25/55(1)(2)	4,541	4,553,447
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(1)(2)	1,020	1,018,651
Radnor Re Ltd., Series 2023-1, Class M1A, 6.565%, (30-day SOFR Average + 2.70%), 7/25/33(1)(2)	600	603,269
Total Collateralized Mortgage Obligations (identified cost $80,852,350)		$81,128,393

Commercial Mortgage-Backed Securities — 2.4%

Security	Principal Amount (000’s omitted)	Value
BPR Trust, Series 2022-SSP, Class A, 6.75%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	$3,000	$ 3,006,598
Extended Stay America Trust, Series 2025-ESH, Class A, 5.05%, (1 mo. SOFR + 1.30%), 10/15/42(1)(2)	1,920	1,925,596
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.392%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	2,625	2,633,155
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 5.50%, (1 mo. SOFR + 1.75%), 3/15/42(1)(2)	2,415	2,420,405
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class B, 5.166%, (1 mo. SOFR + 1.414%), 4/15/38(1)(2)	900	900,120
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.143%, (1 mo. SOFR + 1.393%), 10/15/40(1)(2)	440	441,049
ORL Trust, Series 2024-GLKS, Class A, 5.243%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	2,452	2,458,954
TX Trust, Series 2024-HOU, Class A, 5.342%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	2,625	2,629,898
Total Commercial Mortgage-Backed Securities (identified cost $16,347,264)		$ 16,415,775

Corporate Bonds — 48.2%

Security	Principal Amount* (000’s omitted)		Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC, 1.40%, 8/5/26		600	$ 590,880
			$ 590,880
Communications — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		3,010	$ 3,007,608
			$ 3,007,608
Consumer, Cyclical — 5.4%
Air Canada, 3.875%, 8/15/26(1)		3,350	$ 3,335,943
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		1,604	1,607,281
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)		3,300	3,320,591
Ford Motor Credit Co. LLC:
4.389%, 1/8/26		2,750	2,750,190
5.125%, 11/5/26		3,225	3,243,460
6.95%, 3/6/26		4,005	4,014,216
General Motors Financial Co., Inc.:
2.35%, 2/26/27		3,694	3,621,476
2.40%, 4/10/28		985	949,084
Hyundai Capital America, 4.875%, 6/23/27(1)		6,510	6,583,687
Stellantis Finance U.S., Inc., 1.711%, 1/29/27(1)		2,240	2,177,959
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)		5,630	5,654,062
			$37,257,949
Consumer, Non-cyclical — 2.4%
Ashtead Capital, Inc., 1.50%, 8/12/26(1)		3,440	$3,382,082
Centene Corp., 4.25%, 12/15/27		5,150	5,122,872
HCA, Inc., 4.50%, 2/15/27		3,350	3,357,781
Smithfield Foods, Inc., 4.25%, 2/1/27(1)		4,593	4,578,804
			$16,441,539
Financial — 32.8%
Air Lease Corp., 5.30%, 6/25/26		2,300	$2,312,042
American National Group, Inc., 5.00%, 6/15/27		4,940	4,979,505
Apollo Management Holdings LP, 4.40%, 5/27/26(1)		3,325	3,325,529
Athene Global Funding:
4.86%, 8/27/26(1)		3,247	3,259,939
4.95%, 1/7/27(1)		5,000	5,037,401
Australia & New Zealand Banking Group Ltd., 4.336%, (SOFR + 0.56%), 3/18/26(1)(2)		7,690	7,697,454
Banco Santander SA, 4.175% to 3/24/27, 3/24/28(5)		6,600	6,603,689
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(5)		13,485	13,314,800
1.978% to 9/15/26, 9/15/27(5)	CAD	4,700	3,404,970
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(5)		6,804	6,697,864
Bank of Montreal, 4.309%, 6/1/27	CAD	4,650	3,448,768

Calvert
Ultra-Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Bank of New York Mellon, 4.587% to 4/20/26, 4/20/27(5)	3,610	$ 3,616,622
Barclays PLC, 5.20%, 5/12/26	3,400	3,415,010
BPCE SA, 5.975% to 1/18/26, 1/18/27(1)(5)	4,500	4,502,787
CaixaBank SA, 6.684% to 9/13/26, 9/13/27(1)(5)	6,525	6,639,905
Capital One Financial Corp., 1.878% to 11/2/26, 11/2/27(5)	3,450	3,385,849
Citadel LP, 4.875%, 1/15/27(1)	2,869	2,875,380
Citigroup, Inc.:
1.122% to 1/28/26, 1/28/27(5)	3,400	3,392,344
1.462% to 6/9/26, 6/9/27(5)	6,800	6,722,789
COPT Defense Properties LP, 2.25%, 3/15/26	3,640	3,624,256
EPR Properties, 4.75%, 12/15/26	5,086	5,101,914
Fortitude Global Funding, 4.625%, 10/6/28(1)	2,355	2,358,380
GA Global Funding Trust, 2.25%, 1/6/27(1)	1,467	1,440,796
Goldman Sachs Bank USA, 5.414% to 5/21/26, 5/21/27(5)	13,159	13,229,435
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	4,775	4,745,558
3.75%, 9/15/30(1)(6)	681	631,327
HSBC Holdings PLC, 4.375%, 11/23/26	3,465	3,474,113
ING Groep NV, 6.083% to 9/11/26, 9/11/27(5)	6,350	6,435,812
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	6,425	6,428,207
Jefferies Financial Group, Inc.:
4.50%, 9/15/26	3,715	3,715,355
4.75%, 8/11/26	3,345	3,348,064
JPMorgan Chase & Co.:
1.04% to 2/4/26, 2/4/27(5)	7,125	7,105,476
6.07% to 10/22/26, 10/22/27(5)	3,030	3,078,460
Liberty Mutual Insurance Co., 7.875%, 10/15/26(1)	2,780	2,850,201
Marex Group PLC, 5.829%, 5/8/28	2,500	2,542,780
National Bank of Canada, 4.702% to 3/5/26, 3/5/27(5)	5,150	5,154,942
NatWest Markets PLC, 4.174%, 11/6/28(1)	3,460	3,470,978
PNC Bank NA, 4.543% to 5/13/26, 5/13/27(5)	6,800	6,810,941
Protective Life Global Funding, 4.675%, (SOFR + 0.70%), 4/10/26(1)(2)	4,050	4,054,310
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	2,485	2,450,442
Royal Bank of Canada, 5.069% to 7/23/26, 7/23/27(5)	6,575	6,612,469
Societe Generale SA:
5.25%, 2/19/27(1)	2,050	2,073,970
5.519% to 1/19/27, 1/19/28(1)(5)	2,075	2,102,386
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	1,490	1,510,820
Toronto-Dominion Bank, 4.109%, 10/13/28	3,465	3,474,123
Truist Bank, 4.42% to 7/24/27, 7/24/28(5)	4,537	4,565,969
U.S. Bank NA, 4.73% to 5/14/27, 5/15/28(5)	2,270	2,293,125
UBS Group AG:
1.305% to 2/2/26, 2/2/27(1)(5)	2,550	2,542,895
1.494% to 8/10/26, 8/10/27(1)(5)	4,273	4,205,627
4.703% to 8/5/26, 8/5/27(1)(5)	696	698,541
5.711% to 1/12/26, 1/12/27(1)(5)	680	680,266
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Wells Fargo & Co., 3.196% to 6/17/26, 6/17/27(5)	8,075	$ 8,043,593
		$225,488,178
Industrial — 2.9%
Berry Global, Inc.:
1.57%, 1/15/26	3,738	$ 3,734,310
4.875%, 7/15/26(1)	3,400	3,400,735
Hexcel Corp., 4.20%, 2/15/27	2,250	2,246,358
Sealed Air Corp., 1.573%, 10/15/26(1)	975	954,665
Silgan Holdings, Inc., 1.40%, 4/1/26(1)	342	339,135
Sonoco Products Co., 4.45%, 9/1/26	853	854,903
TD SYNNEX Corp., 4.30%, 1/17/29	1,600	1,597,434
Vontier Corp., 1.80%, 4/1/26	6,636	6,594,394
		$19,721,934
Technology — 2.4%
Concentrix Corp., 6.65%, 8/2/26	4,175	$4,216,511
Dell International LLC/EMC Corp., 4.90%, 10/1/26	354	355,695
Intel Corp., 4.875%, 2/10/26	3,433	3,435,296
Kyndryl Holdings, Inc., 2.05%, 10/15/26	3,253	3,200,630
Oracle Corp., 2.65%, 7/15/26	5,038	4,997,630
		$16,205,762
Utilities — 1.8%
AES Corp., 1.375%, 1/15/26	2,830	$2,826,772
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	3,745	3,763,467
NextEra Energy Capital Holdings, Inc., 4.685%, 9/1/27	5,176	5,240,293
NRG Energy, Inc., 2.45%, 12/2/27(1)	525	507,806
		$12,338,338
Total Corporate Bonds (identified cost $329,710,232)		$331,052,188

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(7)(8)	$1,000	$ 1,013,860
Total High Social Impact Investments (identified cost $1,000,000)		$ 1,013,860

Calvert
Ultra-Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.9%(9)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.2%
Aramark Services, Inc., Term Loan, 5.471%, (1 mo. USD Term SOFR + 1.75%), 6/22/30	$1,662	$ 1,669,625
		$ 1,669,625
Life Sciences Tools & Services — 0.1%
ICON Luxembourg SARL, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$432	$ 436,840
PRA Health Sciences, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	108	108,839
		$ 545,679
Professional Services — 0.2%
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,724	$ 1,729,052
		$1,729,052
Software — 0.1%
Open Text Corp., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	$659	$660,083
		$660,083
Trading Companies & Distributors — 0.3%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.484%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$1,724	$1,736,003
		$1,736,003
Total Senior Floating-Rate Loans (identified cost $6,325,926)		$6,340,442

U.S. Treasury Obligations — 15.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
1.875%, 6/30/26	$33,930	$ 33,663,680
2.75%, 4/30/27	16,900	16,738,592
4.125%, 10/31/26	56,587	56,833,323
Total U.S. Treasury Obligations (identified cost $107,014,931)		$107,235,595

Short-Term Investments — 3.9%
Affiliated Fund — 0.8%
Security	Shares		Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(10)		5,477,977	$ 5,477,977
Total Affiliated Fund (identified cost $5,477,977)			$ 5,477,977
Commercial Paper — 2.1%
Security	Principal Amount (000's omitted)		Value
Brunswick Corp., 4.24%, 1/6/26(11)(12)		$3,425	$ 3,422,550
HA Sustainable Infrastructure Capital, Inc., 4.634%, 1/21/26(11)(12)		4,615	4,603,309
HCA, Inc., 4.314%, 1/13/26(11)(12)		3,380	3,375,120
Jabil, Inc., 4.129%, 1/5/26(11)(12)		3,380	3,377,945
Total Commercial Paper (identified cost $14,779,813)			$ 14,778,924
Sovereign Government Securities — 1.0%
Security	Principal Amount (000's omitted)		Value
Japan Treasury Discount Bills:
0.00%, 1/19/26	JPY	525,000	$3,350,620
0.00%, 3/16/26	JPY	535,000	3,411,041
Total Sovereign Government Securities (identified cost $6,828,732)			$6,761,661
Total Short-Term Investments (identified cost $27,086,522)			$27,018,562
Total Investments — 99.2% (identified cost $679,650,117)			$682,172,054
Other Assets, Less Liabilities — 0.8%			$ 5,214,138
Net Assets — 100.0%			$687,386,192

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $270,956,923 or 39.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.

Calvert
Ultra-Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(4)	Principal amount is less than $500.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $168,725 and the total market value of the collateral received by the Fund was $174,489, comprised of U.S. government and/or agencies securities.
(7)	May be deemed to be an affiliated company.
(8)	Restricted security. Total market value of restricted securities amounts to $1,013,860, which represents 0.1% of the net assets of the Fund as of December 31, 2025.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(11)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2025, the aggregate value of these securities is $14,778,924 representing 2.1% of the Fund’s net assets.
(12)	Rate shown is the discount rate at date of purchase.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,763	JPY	271,950	Credit Agricole CIB	1/20/26	$24	$ —
USD	3,401,412	JPY	524,728,050	UBS AG	1/20/26	47,273	—
USD	3,473,870	JPY	534,105,480	Credit Agricole CIB	3/16/26	43,517	—
USD	5,818	JPY	894,520	UBS AG	3/16/26	73	—
USD	6,843,758	CAD	9,438,975	Citibank, N.A.	3/18/26	—	(55,601)
						$90,887	$(55,601)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	(41)	Short	3/31/26	$(8,560,352)	$4,736
U.S. 5-Year Treasury Note	(20)	Short	3/31/26	(2,186,094)	7,935
					$12,671

Calvert
Ultra-Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
		$1,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Currency Abbreviations:
CAD	– Canadian Dollar
JPY	– Japanese Yen
USD	– United States Dollar
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended December 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $6,491,837, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	$ 1,012,260	$ —	$ —	$ —	$1,600	$1,013,860	$ 12,500	$1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	17,436,791	132,360,362	(144,319,176)	—	—	5,477,977	315,110	5,477,977
Total				$ —	$1,600	$6,491,837	$327,610

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Ultra-Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$111,967,239	$ —	$111,967,239
Collateralized Mortgage Obligations	—	81,128,393	—	81,128,393
Commercial Mortgage-Backed Securities	—	16,415,775	—	16,415,775
Corporate Bonds	—	331,052,188	—	331,052,188
High Social Impact Investments	—	1,013,860	—	1,013,860
Senior Floating-Rate Loans	—	6,340,442	—	6,340,442
U.S. Treasury Obligations	—	107,235,595	—	107,235,595
Short-Term Investments:
Affiliated Fund	5,477,977	—	—	5,477,977
Commercial Paper	—	14,778,924	—	14,778,924
Sovereign Government Securities	—	6,761,661	—	6,761,661
Total Investments	$5,477,977	$676,694,077	$ —	$682,172,054
Forward Foreign Currency Exchange Contracts	$ —	$90,887	$ —	$90,887
Futures Contracts	12,671	—	—	12,671
Total	$5,490,648	$676,784,964	$ —	$682,275,612
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(55,601)	$ —	$(55,601)
Total	$ —	$(55,601)	$ —	$(55,601)
Investment Valuation - Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.